STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUE	$ 120,520	$ 493,110	$ 252,271
COST OF SALES	18,860	458,808	212,417
GROSS PROFIT	101,660	34,302	39,854
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	225,460	373,171	395,769
OPERATING LOSS	(123,800)	(338,869)	(355,915)
OTHER INCOME (EXPENSE):
Interest expense	(23,274)	(35,309)
Total other income, net	(23,274)	(35,309)
LOSS BEFORE INCOME TAXES	(147,074)	(374,178)	(355,915)
Income tax expense
NET LOSS	$ (147,074)	$ (374,178)	$ (355,915)
Basic and diluted loss for Membership Units	$ (0.151)	$ (0.38)	$ (0.36)
Weighted average units of common stock outstanding- basic and diluted	975,000	979,041	1,000,000